Schedule of Investments (unaudited) October 31, 2020	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	83,607	$5,132,634

Total Investment Companies — 99.9% (Cost: $5,667,018)		5,132,634

Total Investments in Securities — 99.9% (Cost: $5,667,018)		5,132,634

Other Assets, Less Liabilities — 0.1%		2,602

Net Assets — 100.0%		$5,135,236

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$—	$—
iShares MSCI EAFE ETF	5,188,559	12,661		(13,451)	(1,373)	(53,762)	5,132,634	83,607	—	—

					$(1,373)	$(53,762)	$5,132,634		$—	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	315,000	USD	40,620	MS	11/04/20	$12

ILS	2,000	USD	585	MS	11/04/20	1

SEK	399,000	USD	44,826	MS	11/04/20	13

USD	33,887	DKK	215,000	MS	11/04/20	251

USD	428,308	EUR	365,000	MS	11/04/20	3,202

USD	43,346	HKD	336,000	MS	11/04/20	6

USD	352,831	JPY	36,885,000	MS	11/04/20	522

USD	138,685	CHF	127,000	MS	12/03/20	61

USD	33,661	DKK	215,000	MS	12/03/20	3

USD	425,435	EUR	365,000	MS	12/03/20	56

USD	8,221	ILS	28,000	MS	12/03/20	13

USD	352,815	JPY	36,885,000	MS	12/03/20	389

USD	13,914	SGD	19,000	MS	12/03/20	4

						4,533

CHF	127,000	USD	138,568	MS	11/04/20	(61)

DKK	215,000	USD	33,640	MS	11/04/20	(3)

EUR	365,000	USD	425,176	MS	11/04/20	(70)

HKD	21,000	USD	2,709	MS	11/04/20	(1)

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

ILS	13,000	USD	3,816	MS	11/04/20	$(6)

JPY	73,770,000	USD	705,528	MS	11/04/20	(910)

USD	138,342	CHF	127,000	MS	11/04/20	(164)

USD	4,387	ILS	15,000	MS	11/04/20	(9)

USD	349,648	JPY	36,885,000	MS	11/04/20	(2,661)

USD	44,596	SEK	399,000	MS	11/04/20	(244)

CHF	7,000	USD	7,644	MS	12/03/20	(3)

DKK	2,000	USD	313	MS	12/03/20	—

EUR	20,000	USD	23,312	MS	12/03/20	(4)

JPY	679,000	USD	6,497	MS	12/03/20	(10)

USD	88,496	AUD	126,000	MS	12/03/20	(83)

USD	169,413	GBP	131,000	MS	12/03/20	(329)

USD	41,135	HKD	319,000	MS	12/03/20	(13)

USD	7,008	NOK	67,000	MS	12/03/20	(9)

USD	84,735	SEK	754,000	MS	12/03/20	(26)

						(4,606)

	Net unrealized depreciation					$(73)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$5,132,634	$—	$—	$5,132,634

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,533	$—	$4,533
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,606)	—	(4,606)

	$—	$(73)	$—	$(73)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone

SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

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